Impairment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 12, 2018
Impairment [Line Items]
Impairment on miners		$ 3,628
Deposit amount		$ 6,982
Short-term prepaid deposits	$ 6,982
Estimated cost					$ 9,000
Determined value				$ 3,000
Impairment charge			$ 1,882
Suni mineral asset [Member]
Impairment [Line Items]
Impairment loss	3,000
Washington CGU [member]
Impairment [Line Items]
Impairment loss